Vessels under construction	12 Months Ended
Dec. 31, 2014
Vessels under construction [Abstract]
Vessels under construction
Vessels under construction
Vessels under construction was $866,844 as of December 31, 2014. Substantially all of this amount relates to installments paid to shipyards on 71 of our newbuilding contracts.

A rollforward of activity within vessels under construction is as follows:

Balance, March 20, 2013 (date of inception)	$—
Installment payments and other capitalized expenses	371,692
Balance, December 31, 2013	371,692
Installment payments and other	657,974
Capitalized interest	1,600
Transferred to vessels	(67,319)
Transferred to assets held for sale	(97,103)
Balance December 31, 2014	$866,844

As of December 31, 2014, we had contracts, excluding those classified as assets held for sale (see Note 7), to acquire 71 newbuilding drybulk carriers, including 29 Ultramax vessels with carrying capacities between 60,200 and 64,000 dwt, 20 Kamsarmax vessels with carrying capacities between 81,600 and 84,000 dwt and 22 Capesize vessels with carrying capacities of 180,000 dwt. The aggregate purchase price of these 71 newbuildings is approximately $2,662,876 of which we have paid $848,526 through December 31, 2014.
A summary of our vessels under construction is as follows:

Capesize Vessels
	Vessel Name	Expected Delivery (1)	DWT	Shipyard
1	Hull H1309 - TBN SBI Puro	Q1-15	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
2	Hull H1310 - TBN SBI Valrico	Q3-15	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
3	Hull H1311 - TBN SBI Maduro	Q4-15	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
4	Hull H1364 - TBN SBI Belicoso	Q3-15	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
5	Hull H1365 - TBN SBI Corona	Q1-16	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
6	Hull H1366 - TBN SBI Diadema	Q1-16	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
7	Hull H1367 - TBN SBI Estupendo	Q2-16	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
8	Hull S1205 - TBN SBI Camacho	Q2-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
9	Hull S1206 - TBN SBI Montesino	Q2-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
10	Hull S1211 - TBN SBI Magnum	Q2-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
11	Hull S1212 - TBN SBI Montecristo	Q3-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
12	Hull S1213 - TBN SBI Aroma	Q3-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
13	Hull S1214 - TBN SBI Cohiba	Q4-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
14	Hull S1215 - TBN SBI Habano	Q1-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
15	Hull S1216 - TBN SBI Lonsdale *	Q4-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
16	Hull S1217 - TBN SBI Partagas *	Q1-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
17	Hull S1219 - TBN SBI Toro *	Q2-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
18	Hull H1059 - TBN SBI Churchill	Q4-15	180,000	Daewoo Mangalia Heavy Industries S.A.
19	Hull H1060 - TBN SBI Perfecto	Q1-16	180,000	Daewoo Mangalia Heavy Industries S.A.
20	Hull H1061 - TBN SBI Presidente	Q2-16	180,000	Daewoo Mangalia Heavy Industries S.A.
21	Hull HN1058 - TBN SBI Behike	Q4-15	180,000	Daehan Shipbuilding Co., Ltd.
22	Hull HN1059 - TBN SBI Monterrey	Q4-15	180,000	Daehan Shipbuilding Co., Ltd.
	Capesize NB DWT		3,960,000

* Subsequently converted to LR1 product tanker contracts. See Note18.

Kamsarmax Vessels
	Vessel Name	Expected Delivery (1)	DWT	Shipyard
1	Hull S1680 - TBN SBI Samba	Q1-15	84,000	Imabari Shipbuilding Co., Ltd.
2	Hull S1681 - TBN SBI Rumba	Q3-15	84,000	Imabari Shipbuilding Co., Ltd.
3	Hull 1090 - TBN SBI Electra	Q3-15	82,000	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
4	Hull 1091 - TBN SBI Flamenco	Q3-15	82,000	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
5	Hull 1092 - TBN SBI Rock	Q4-15	82,000	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
6	Hull 1093 - TBN SBI Twist	Q1-16	82,000	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
7	Hull SS179 - TBN SBI Merengue	Q1-16	81,600	Tsuneishi Group (Zhoushan) Shipbuilding Inc.
8	Hull S1228 - TBN SBI Capoeira	Q2-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
9	Hull S1722A - TBN SBI Conga	Q2-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
10	Hull S1723A - TBN SBI Bolero	Q3-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
11	Hull S1229 - TBN SBI Carioca	Q3-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
12	Hull S1724A - TBN SBI Sousta	Q3-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
13	Hull S1725A - TBN SBI Reggae	Q4-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
14	Hull S1726A - TBN SBI Zumba	Q1-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
15	Hull S1231 - TBN SBI Macarena	Q1-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
16	Hull S1735A - TBN SBI Parapara	Q2-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
17	Hull S1736A - TBN SBI Mazurka	Q2-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
18	Hull S1230 - TBN SBI Lambada	Q3-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
19	Hull S1232 - TBN SBI Swing	Q2-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
20	Hull S1233 - TBN SBI Jive	Q3-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
	Kamsarmax NB DWT		1,643,600

Ultramax Vessels
	Vessel Name	Expected Delivery (1)	DWT	Shipyard
1	Hull 1907 - TBN SBI Hera	Q2-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
2	Hull 1906 - TBN SBI Zeus	Q2-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
3	Hull 1911 - TBN SBI Poseidon	Q2-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
4	Hull 1912 - TBN SBI Apollo	Q2-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
5	Hull S870 - TBN SBI Echo	Q3-15	61,000	Imabari Shipbuilding Co., Ltd.
6	Hull S871 - TBN SBI Tango	Q3-15	61,000	Imabari Shipbuilding Co., Ltd.
7	Hull S-A098 - TBN SBI Achilles	Q4-15	61,000	Imabari Shipbuilding Co., Ltd.
8	Hull S-A089 - TBN SBI Cronos	Q4-15	61,000	Imabari Shipbuilding Co., Ltd.
9	Hull S-A090 - TBN SBI Hermes	Q1-16	61,000	Imabari Shipbuilding Co., Ltd.
10	Hull NE180 - TBN SBI Bravo	Q1-15	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
11	Hull NE181 - TBN SBI Antares	Q1-15	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
12	Hull NE182 - TBN SBI Maia	Q3-15	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
13	Hull NE183 - TBN SBI Hydra	Q3-15	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
14	Hull NE194 - TBN SBI Hyperion	Q2-16	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
15	Hull NE195 - TBN SBI Tethys	Q2-16	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
16	Hull DE018 - TBN SBI Leo	Q1-15	61,000	Dalian COSCO KHI Ship Engineering Co. Ltd.
17	Hull DE019 - TBN SBI Lyra	Q2-15	61,000	Dalian COSCO KHI Ship Engineering Co. Ltd.
18	Hull DE020 - TBN SBI Subaru	Q2-15	61,000	Dalian COSCO KHI Ship Engineering Co. Ltd.
19	Hull DE021 - TBN SBI Ursa	Q3-15	61,000	Dalian COSCO KHI Ship Engineering Co. Ltd.
20	Hull CX0610 - TBN SBI Athena	Q1-15	64,000	Chengxi Shipyard Co. Ltd.
21	Hull CX0651 - TBN SBI Pegasus	Q3-15	64,000	Chengxi Shipyard Co. Ltd.
22	Hull CX0652 - TBN SBI Orion	Q4-15	64,000	Chengxi Shipyard Co. Ltd.
23	Hull CX0612 - TBN SBI Thalia	Q4-15	64,000	Chengxi Shipyard Co. Ltd.
24	Hull CX0653 - TBN SBI Hercules	Q4-15	64,000	Chengxi Shipyard Co. Ltd.
25	Hull CX0627 - TBN SBI Perseus	Q1-16	64,000	Chengxi Shipyard Co. Ltd.
26	Hull CX0654 - TBN SBI Kratos	Q1-16	64,000	Chengxi Shipyard Co. Ltd.
27	Hull CX0655 - TBN SBI Samson	Q2-16	64,000	Chengxi Shipyard Co. Ltd.
28	Hull CX0613 - TBN SBI Phoebe	Q3-16	64,000	Chengxi Shipyard Co. Ltd.
29	Hull CX0656 - TBN SBI Phoenix	Q3-16	64,000	Chengxi Shipyard Co. Ltd.
	Ultramax NB DWT		1,795,800
	Total Newbuild DWT		7,399,400

(1)	Expected delivery date relates to quarter during which each vessel is currently expected to be delivered from the shipyard.